Related parties (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	₨ 7	₨ 5	₨ 1
Total	33,802	33,562	32,149
Key Management Personnel [Member]
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	684	668	458
Contributions to defined contribution plans	34	35	38
Commission to directors	298	243	153
Share-based payments expense	165	99	114
Total	₨ 1,181	₨ 1,045	₨ 763